Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Numerators and Denominators Used in Calculation of Basic and Diluted Earnings (loss) Per Share

The table below provides a summary of the numerators and denominators used in determining basic and diluted loss per share for the three and nine months ended September 30, 2017 and 2016.

(unaudited)	Three months ended September 30,		Nine months ended September 30,
	2017	2016	2017	2016
Basic and Diluted:
Net loss	$(2,263)	$(1,806)	$(1,096)	$(1,581)
Weighted average common shares outstanding	5,961,636	6,022,983	5,958,407	6,076,838
Loss per common share	$(0.38)	$(0.30)	$(0.18)	$(0.26)

The table below provides a summary of the numerators and denominators used in determining basic and diluted earnings (loss) per share for the years ended December 31, 2016 and 2015.

	Year Ended December 31,
	2016	2015
Basic:
Net income (loss)	$11	$(1,673)
Weighted average common shares outstanding	6,047,979	6,286,706
Basic earnings (loss) per common share	$—	$(0.27)

Diluted:
Net income (loss)	$11	$(1,673)
Weighted average common shares outstanding	6,047,979	6,286,706
Dilutive stock options outstanding	—	—
Diluted weighted average common shares outstanding	6,047,979	6,286,706
Diluted earnings (loss) per common share	$—	$(0.27)

Schedule of Potentially Dilutive Securities Excluded from Calculation

The following potentially dilutive securities outstanding as of September 30, 2017 and 2016 have been excluded from the computation of diluted weighted-average shares outstanding as their effect would be anti-dilutive.

(unaudited)	As of September 30,
	2017	2016
Options to purchase common stock	177,456	210,489
Warrants to purchase common stock	1,906,875	1,906,875
Restricted stock units	20,500	20,500
Performance shares	475,000	475,000
	2,579,831	2,612,864

The following potentially dilutive securities outstanding as of December 31, 2016 and 2015 have been excluded from the computation of diluted weighted-average shares outstanding as their effect would be anti-dilutive.

	As of December 31,
	2016	2015
Options to purchase common stock	177,456	210,489
Warrants to purchase common stock	1,906,875	1,906,875
Restricted stock units	20,500	20,500
Performance shares (Note 13)	475,000	475,000
	2,579,831	2,612,864